Off balance sheet commitments and lease contracts (Tables)	12 Months Ended
Dec. 31, 2025
Off-balance sheet commitments and lease contracts
Schedule of off-balance sheet commitments and lease contracts

	Maturity and installments
As of December 31, 2025		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	38,953	–	13,097	25,856
Current portion of non-current debt obligations net of hedging instruments (Note 15)	2,677	2,677	–	–
Lease obligations (Note 13.2)	9,927	1,876	3,782	4,269
Asset retirement obligations (Note 12)	9,262	504	1,238	7,520
Contractual obligations recorded in the balance sheet	60,819	5,057	18,117	37,645
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	3,168	861	1,743	564
Purchase obligations	198,957	13,026	50,521	135,410
Contractual obligations not recorded in the balance sheet	202,125	13,887	52,264	135,974
TOTAL OF CONTRACTUAL OBLIGATIONS	262,944	18,944	70,381	173,619
Guarantees given to customs authorities	2,146	2,056	5	85
Guarantees given on borrowings	27,653	146	18,212	9,295
Guarantees related to sales of businesses	321	168	153	–
Guarantees of current liabilities	243	223	6	14
Guarantees to customers / suppliers	29,685	8,388	6,394	14,903
Letters of credit	4,308	4,102	179	27
Other operating commitments	19,153	6,013	2,037	11,103
TOTAL OF OTHER COMMITMENTS GIVEN	83,509	21,096	26,986	35,427
Assets received as collateral (security interests)	43	12	16	15
Sales obligations	115,446	9,588	51,780	54,078
Other commitments received	33,331	26,642	3,595	3,094
TOTAL OF COMMITMENTS RECEIVED	148,820	36,242	55,391	57,187
of which commitments given relating to joint ventures	33,915	378	12,304	21,233
of which commitments given relating to associates	65,185	169	14,562	50,454

	Maturity and installments
As of December 31, 2024		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	34,684	–	13,950	20,734
Current portion of non-current debt obligations net of hedging instruments (Note 15)	3,863	3,863	–	–
Lease obligations (Note 13.2)	9,917	2,095	3,893	3,929
Asset retirement obligations (Note 12)	11,359	524	1,588	9,247
Contractual obligations recorded in the balance sheet	59,823	6,482	19,431	33,910
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	3,429	772	1,746	911
Purchase obligations	188,827	12,307	47,855	128,665
Contractual obligations not recorded in the balance sheet	192,256	13,079	49,601	129,576
TOTAL OF CONTRACTUAL OBLIGATIONS	252,079	19,561	69,032	163,486
Guarantees given to customs authorities	1,908	1,839	9	60
Guarantees given on borrowings	22,317	419	12,887	9,011
Guarantees related to sales of businesses	306	154	152	-
Guarantees of current liabilities	167	167	–	-
Guarantees to customers / suppliers	27,510	11,618	1,599	14,293
Letters of credit	3,974	3,767	189	18
Other operating commitments	19,093	6,198	818	12,077
TOTAL OF OTHER COMMITMENTS GIVEN	75,275	24,162	15,654	35,459
Assets received as collateral (security interests)	40	17	12	11
Sales obligations	116,850	10,743	55,870	50,237
Other commitments received	25,736	19,822	2,838	3,076
TOTAL OF COMMITMENTS RECEIVED	142,626	30,582	58,720	53,324
of which commitments given relating to joint ventures	35,755	87	12,267	23,401
of which commitments given relating to associates	90,221	674	21,074	68,473

	Maturity and installments
As of December 31, 2023		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	31,493	–	13,068	18,425
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,669	5,669	–	–
Lease obligations (Note 13.2)	9,477	1,721	3,652	4,104
Asset retirement obligations (Note 12)	11,585	453	1,452	9,680
Contractual obligations recorded in the balance sheet	58,224	7,843	18,172	32,209
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,221	643	1,049	529
Purchase obligations	178,772	14,536	40,850	123,386
Contractual obligations not recorded in the balance sheet	180,993	15,179	41,899	123,915
TOTAL OF CONTRACTUAL OBLIGATIONS	239,217	23,022	60,071	156,124
Guarantees given to customs authorities	2,001	1,913	47	41
Guarantees given on borrowings	19,219	582	9,506	9,131
Guarantees related to sales of businesses	312	160	–	152
Guarantees of current liabilities	67	67	–	–
Guarantees to customers / suppliers	23,382	6,768	3,946	12,668
Letters of credit	3,294	3,002	270	22
Other operating commitments	20,409	8,698	1,083	10,628
TOTAL OF OTHER COMMITMENTS GIVEN	68,684	21,190	14,852	32,642
Assets received as collateral (security interests)	42	22	8	12
Sales obligations	97,436	8,470	47,178	41,788
Other commitments received	25,365	18,025	3,355	3,985
TOTAL OF COMMITMENTS RECEIVED	122,843	26,517	50,541	45,785
of which commitments given relating to joint ventures	32,846	906	10,643	21,297
of which commitments given relating to associates	97,130	850	14,676	81,604

Schedule of future minimum lease payments on leases

For the year ended December 31, 2025		Leases recorded in
(M$)	Exempted contracts	balance sheet
2026	861	2,616
2027	644	1,828
2028	449	1,430
2029	343	1,257
2030	306	1,056
2031 and beyond	565	6,793
Total minimum payments	3,168	14,980
Less financial expenses		(5,053)
Nominal value of contracts		9,927
Less current portion of lease contracts (Note 15)		(1,876)
Non-current lease liabilities		8,051

For the year ended December 31, 2024		Leases recorded in
(M$)	Exempted contracts	balance sheet
2025	772	2,713
2026	494	1,916
2027	497	1,414
2028	418	1,202
2029	337	1,086
2030 and beyond	911	6,215
Total minimum payments	3,429	14,546
Less financial expenses		(4,629)
Nominal value of contracts		9,917
Less current portion of lease contracts (Note 15)		(2,095)
Non-current lease liabilities		7,822

For the year ended December 31, 2023		Leases recorded in
(M$)	Exempted contracts	balance sheet
2024	643	2,473
2025	406	1,607
2026	249	1,384
2027	231	1,142
2028	163	1,007
2029 and beyond	529	6,188
Total minimum payments	2,221	13,801
Less financial expenses		(4,324)
Nominal value of contracts		9,477
Less current portion of lease contracts (Note 15)		(1,721)
Non-current lease liabilities		7,756